Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	62 Months Ended		105 Months Ended		107 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025
Fundamental Investors Class A - ANCFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.14%	13.11%						13.42%
Fundamental Investors Class C - AFICX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class C (with sales charge)
Average Annual Return, Percent	[1]	22.35%	13.61%						13.39%
Fundamental Investors Class T - TFFFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class T (with sales charge)
Average Annual Return, Percent	[1]	21.47%	14.17%			13.85%	[2]
Fundamental Investors Class F-1 - AFIFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class F-1
Average Annual Return, Percent	[1]	24.19%	14.40%						14.02%
Fundamental Investors Class F-2 - FINFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class F-2
Average Annual Return, Percent	[1]	24.52%	14.70%						14.32%
Fundamental Investors Class F-3 - FUNFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class F-3
Average Annual Return, Percent	[1]	24.67%	14.82%					14.26%
Fundamental Investors Class 529-A - CFNAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	19.90%	13.60%						13.62%
Fundamental Investors Class 529-C - CFNCX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	22.29%	13.55%						13.60%
Fundamental Investors Class 529-E - CFNEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-E
Average Annual Return, Percent	[1]	23.94%	14.15%						13.76%
Fundamental Investors Class 529-T - TIIIX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	21.44%	14.10%			13.78%	[4]
Fundamental Investors Class 529-F-1 - CFNFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-F-1
Average Annual Return, Percent	[1]	24.42%	14.62%						14.26%
Fundamental Investors Class 529-F-2 - FFXFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-F-2
Average Annual Return, Percent	[1]	24.55%	14.70%	17.68%	[5]
Fundamental Investors Class 529-F-3 - FEEFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-F-3
Average Annual Return, Percent	[1]	24.59%	14.75%	17.74%	[6]
Fundamental Investors Class R-1 - RFNAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-1
Average Annual Return, Percent	[1]	23.30%	13.58%						13.20%
Fundamental Investors Class R-2 - RFNBX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-2
Average Annual Return, Percent	[1]	23.29%	13.57%						13.20%
Fundamental Investors Class R-2E- RFEBX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-2E
Average Annual Return, Percent	[1]	23.66%	13.90%						13.54%
Fundamental Investors Class R-3 - RFNCX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-3
Average Annual Return, Percent	[1]	23.85%	14.07%						13.70%
Fundamental Investors Class R-4 - RFNEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-4
Average Annual Return, Percent	[1]	24.24%	14.42%						14.04%
Fundamental Investors Class R-5E - RFNHX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-5E
Average Annual Return, Percent	[1]	24.47%	14.64%						14.26%
Fundamental Investors Class R-5 - RFNFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-5
Average Annual Return, Percent	[1]	24.60%	14.76%						14.38%
Fundamental Investors Class R-6 - RFNGX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class R-6
Average Annual Return, Percent	[1]	24.68%	14.82%						14.44%
Without Sales Load [Member] | Fundamental Investors Class A - ANCFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class A (without sales charge)
Average Annual Return, Percent	[1]	24.29%	14.46%						14.09%
Without Sales Load [Member] | Fundamental Investors Class C - AFICX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class C (without sales charge)
Average Annual Return, Percent	[1]	23.35%	13.61%						13.39%
Without Sales Load [Member] | Fundamental Investors Class T - TFFFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class T (without sales charge)
Average Annual Return, Percent	[1]	24.60%	14.75%			14.18%	[2]
Without Sales Load [Member] | Fundamental Investors Class 529-A - CFNAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	24.24%	14.41%						14.03%
Without Sales Load [Member] | Fundamental Investors Class 529-C - CFNCX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	23.29%	13.55%						13.60%
Without Sales Load [Member] | Fundamental Investors Class 529-T - TIIIX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Investors — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	24.55%	14.68%			14.11%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[7]	17.88%	14.42%	17.08%	[5],[6]	14.89%	[2],[4]	14.95%	14.82%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	[7]	21.09%	12.15%	15.28%	[5],[6]	12.36%	[2],[4]	12.43%	12.17%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.